SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Customer 1	$ 9,101	$ 7,710	$ 26,209	$ 25,569
Customer 2	3,220	1,415	5,246	3,161
Other Customer	(5)	(7)	(96)	808
Total Revenue From Mining Operations	$ 12,316	$ 9,118	$ 31,359	$ 29,538